GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	Mar. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 17,088,501
Ending balance	$ 16,801,192